GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 27, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table reflects goodwill by reportable operating segment:

(In millions)	Medical	Industrial	Total
Balance at September 28, 2018	$147.0	$96.6	$243.6
Business combination	26.0	21.2	47.2
Balance at September 27, 2019	$173.0	$117.8	$290.8

Schedule of Finite-Lived Intangible Assets
The following table reflects the gross carrying amount and accumulated amortization of the Company’s finite-lived intangible assets included in other assets in the consolidated balance sheets:

	September 27, 2019			September 28, 2018
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired existing technology	$74.1	$(28.4)	$45.7	$57.9	$(21.8)	$36.1
Patents, licenses and other	12.7	(8.4)	4.3	9.9	(7.4)	2.5
Customer contracts and supplier relationship	50.7	(17.2)	33.5	42.6	(11.4)	31.2
Total intangible assets with finite lives	137.5	(54.0)	83.5	110.4	(40.6)	69.8
In-process R&D with indefinite lives	2.8	0.0	2.8	4.0	0.0	4.0
Total intangible assets	$140.3	$(54.0)	$86.3	$114.4	$(40.6)	$73.8

Schedule of Indefinite-Lived Intangible Assets
The following table reflects the gross carrying amount and accumulated amortization of the Company’s finite-lived intangible assets included in other assets in the consolidated balance sheets:

	September 27, 2019			September 28, 2018
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired existing technology	$74.1	$(28.4)	$45.7	$57.9	$(21.8)	$36.1
Patents, licenses and other	12.7	(8.4)	4.3	9.9	(7.4)	2.5
Customer contracts and supplier relationship	50.7	(17.2)	33.5	42.6	(11.4)	31.2
Total intangible assets with finite lives	137.5	(54.0)	83.5	110.4	(40.6)	69.8
In-process R&D with indefinite lives	2.8	0.0	2.8	4.0	0.0	4.0
Total intangible assets	$140.3	$(54.0)	$86.3	$114.4	$(40.6)	$73.8

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of September 27, 2019, the estimated future amortization expense of intangible assets with finite lives is as follows:

(In millions)
Fiscal years:
2020	$17.2
2021	16.3
2022	14.7
2023	13.7
2024	9.1
Thereafter	12.5
Total	$83.5